Accrued Expenses	12 Months Ended
Dec. 31, 2015
Payables and Accruals [Abstract]
Accrued Expenses

Note 8 - Accrued Expenses

Accrued expenses as of December 31, 2015 and 2014 were as follows:

	December 31,
	2015	2014
Accrued legal	$103,000	$145,000
Accrued directors’ compensation	52,000	36,000
Accrued royalty	14,000	-
Accrued credits issued to customers	10,000	-
Accrued management bonus	-	50,000
Accrued stock transfer agent fees	-	27,000
Accrued accounting	1,000	23,000
Accrued interest	12,000	14,000
Accrued other	45,000	47,000
	$237,000	$342,000